Risks And Concentration (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor
Customers which contributed more than 10% of total revenue are as below:

	For the year ended December 31,
	2020	2021	2022
Customer A	60%	25%	47%
Customer B	—	23%	33%
Customer C	15%	18%	1%
Customer D	—	—	17%